Business combinations and acquisition of non-controlling interests - Eduqo (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Apr. 22, 2021
General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs		R$ 13,159
Eduqo
Business combinations and acquisition of non-controlling interests
Percentage of equity interest acquired	100.00%	100.00%		100.00%
Purchase consideration transferred	R$ 31,970		R$ 31,970
Cash paid	15,097		15,097
Payable related to seller financing	16,076
Acquisition price adjustment	797		797
Goodwill recorded on acquisition	R$ 22,422		22,422
Transaction costs			390
Eduqo | General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs			R$ 390